9. INVESTMENTS	12 Months Ended
Dec. 31, 2018
Investment Abstract
INVESTMENTS
·	Reduction of financial leverage

With the primary objective of reducing the Company’s financial leverage, Management is committed to a plan to dispose of a set of assets, however, it is not possible to confirm that the sale within a period of 12 months is highly probable for any of the assets contemplated. The Company considers several sales scenarios that vary according to different macroeconomic and operational assumptions. In this context, the Company did not segregate and did not reclassify such assets in the financial statements as discontinued operations in accordance with IFRS 5.

9.a) Investments in joint ventures, joint operations, associates and other investments

							12/31/2018						12/31/2017
Companies	Number of shares (in units)		Participation in						Participation in
		% equity interest	Assets	Liabilities		Fair Value Allocation	Net income / (loss) for the year	% equity interest	Assets	Liabilities		Fair Value Allocation	Net income / (loss) for the year
					Shareholders’ equity						Shareholders’ equity

Joint-venture and Joint-operation
MRS Logística S.A.(*)	126,716,070	37.27	3,125,912	1,693,200	1,878,095		194,403	37.27	3,039,761	1,714,729	1,782,162		171,905
CBSI - Companhia Brasileira de Serviços de Infraestrutura	1,876,146	50.00	25,941	19,997	5,944		4,501	50.00	16,005	13,654	2,351		1,785
Transnordestina Logística S.A.	24,168,304	46.30	4,065,604	2,883,851	1,181,753	271,116	(20,429)	46.28	3,806,380	2,604,198	1,202,182	271,116	(21,357)
			7,217,457	4,597,048	3,065,792	271,116	178,475		6,862,146	4,332,581	2,986,695	271,116	152,333
Associates
Arvedi Metalfer do Brasil	46,994,971	20.00	40,712	26,308	14,404		(5,087)	20.00	43,653	23,978	19,675		(4,368)
			40,712	26,308	14,404		(5,087)		43,653	23,978	19,675		(4,368)
Classified as fair value through profit or loss and comprehensive income (Note 13 I)
Usiminas					2,250,623						2,200,459
Panatlântica					28,566						21,974
					2,279,189						2,222,433

Other Investments					112						76

Total Investments					5,359,497	271,116					5,228,879	271,116
					5,630,613						5,499,995

(*) On December 31, 2018 and 2017, the Company directly owned 26,611,282 common shares, 2,673,312 Class A preferred shares and 34,092,604 Class B preferred shares, totaling 36,765,916 preferred shares and indirectly through its subsidiary CSN Mineração 25,802,872 common shares, 37,536,000 Class A preferred shares of MRS Logística S.A.;

The number of shares, the carrying amounts of assets, liabilities and shareholders’ equity, and the amounts of profit or loss for the year refer to the equity interests held by CSN in those companies.

9.b) Changes of investments balances in joint ventures, joint operations, associates and other investments

		Consolidated
	12/31/2018	12/31/2017

Opening balance of investments	5,499,995	4,568,451
Opening balance of loss provisions
Capital increase		20,579
Dividends	(87,846)	(79,189)
Comprehensive income (1)	272	850,640
Equity in results of affiliated companies (2)	173,145	147,800
Receipt of sale - Usiminas' shares	(39,377)
Update of shares measured at Fair Value through profit or loss (VJR) (note 13 II)	96,133
Amortization of fair value – investment in MRS	(11,746)	(11,746)
Others	37	3,460
Closing balance of investments	5,630,613	5,499,995

(1) Refers to the marked-to-market of investments classified at fair value through profit or loss, translation to the reporting currency of the foreign investments of which functional currency is not the Brazilian Reais, actuarial gain/loss and gain/loss on net investment hedge from investments measured by equity method.

(2) The table below shows the reconciliation of the equity in results of affiliated companies included on investment balance with the amount disclosed in the income statement and it is due to the elimination of the results of the CSN´s transactions with these companies

		Consolidated
	12/31/2018	12/31/2017

Equity in results of affiliated companies
MRS Logística S.A.	194,403	171,905
CBSI - Companhia Brasileira de Serviços de Infraestrutura	4,501	1,785
Transnordestina Logística S.A.	(20,429)	(21,357)
Arvedi Metalfer do Brasil S.A.	(5,087)	(4,368)
Others	(243)	(165)
	173,145	147,800
Eliminations
To cost of sales	(42,806)	(40,823)
To taxes	14,554	13,880
Others
Amortization of fair value – investment in MRS	(11,746)	(11,746)
Others	2,559
Equity in results adjusted	135,706	109,111

9.c) Additional information about the main operating subsidiaries

• SEPETIBA TECON S.A. (“Tecon”)

The Container Terminal was created to exploit the terminal no 1 in Itaguaí Port, located in the State of Rio de Janeiro. The terminal is connected to the UPV by the Southeast railroad network. The Southeast railroad network is the contract object of the concession that has been granted to MRS Logística S. A. The range of services includes the move operation of cargo, storage of containers and steel products, general cargo, cleaning and maintenance.

Tecon won a bidding procedure and entered into the lease agreement in October 23, 1998 for operation of the port terminal for a period of 25 years, extendable for an equal period.

Upon termination of the lease, it will return to the Union as well as all the rights and privileges transferred to Tecon, along with the ownership of assets and those resulting from investments, declared reversible by the Federal Government for being necessary to the continuity of terminal´s operation. The reversible assets will be indemnified by the Federal Government at the residual value of cost, based on the accounting records of Tecon after deducting depreciation.

• ESTANHO DE RONDÔNIA S.A. (“ERSA”)

Headquartered in the state of Rondônia, the subsidiary operates two units, which are based in the cities of Itapuã do Oeste/RO and Ariquemes/RO. In Itapuã do Oeste is extracted the cassiterite (tin ore) and in Ariquemes is located the casting operation, where the metallic tin is made, which is the raw material used in UPV for the production of tin plates.

• COMPANHIA METALÚRGICA PRADA (“Prada”)

Prada operates in the area of two segments: steel metal packaging, production and processing and distribution of flat steel.

Metal packaging

In the steel metal packaging segment, Prada produces its supply chain includes the chemical and food segments, providing packaging and printing services to leading companies in the market.

Distribution

Prada is a player in the market of processing and distribution regarding flat steel products, with a diversified product line. It provides coils, rolls, strips, blanks, metal sheets, profiles, tubes and tiles, among other products, to the most different industry segments - from automotive to construction. It is also specialized in providing service steel processing, meeting the demand of all national companies.

• CSN ENERGIA S.A.

Its main objective is the distribution of the excess electric power generated by CSN and Companies, consortiums or other entities in which CSN holds an interest.

• FTL - FERROVIA TRANSNORDESTINA LOGÍSTICA S.A. (“FTL”)

FTL was created on the purpose of incorporating the spun-off portion of Transnordestina Logística S.A, the Company holds the concession to operate the railway cargo transportation, the public service is provided in northeastern Brazil, which includes the railway between the towns of Sao Luis to Mucuripe, Arrojado to Recife, Itabaiana to Cabedelo, Paula Cavalcante to Macau and Propriá to Jorge Lins ("Network I").

As of May 2018, the CSN subscribed shares by capitalization of advances for future capital increase amounting R$ 33,633, therefore its participation in the share capital of the company increased from 90.78% to 91.69%. As a result of the operations described above that caused a change in the shareholder’s participation, the Company recorded a loss in the amount of R$(104) recorded in shareholders' equity in other comprehensive income.

• CSN MINERAÇÃO S.A. (“CSN Mineração”)

Headquartered in Congonhas, Minas Gerais, it is primarily engaged in the production, purchase and sale of iron ore. CSN Mineração S.A. commercializes its products mainly in the overseas market. From November 30,2015, the CSN Mineração S.A. has centralized mining operations of CSN, including the establishments of the mine Casa de Pedra, the port TECAR and the participation of 18.63% in MRS. The participation of the CSN in this subsidiary is 87.52%.

• MINÉRIOS NACIONAL S.A. (“Minérios Nacional”)

Headquartered in Congonhas, Minas Gerais, Mineração Nacional is mainly engaged in the production and commercialization of iron ore. This subsidiary concentrates the mining rights assets related to the Fernandinho, Cayman and Casa de Pedra mines transferred to this subsidiary in the business combination process that took place in 2015.

9.d) Joint ventures and joint operations financial information

The balances of the balance sheets and income statements of joint venture and joint operation are presented as follows and refer to 100% of the companies´ profit/loss:

				12/31/2018				12/31/2017
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	CBSI	Transnordestina Logística	Itá Energética	MRS Logística	CBSI	Transnordestina Logística	Itá Energética
	34.94%	50.00%	46.30%	48.75%	34.94%	50.00%	46.30%	48.75%
Balance sheet
Current assets
Cash and cash equivalents	345,962	2,091	19,234	29,870	484,978	101	5,763	16,231
Advances to suppliers	17,750	73	1,734	937	14,911	37		22
Other current assets	736,768	41,284	108,851	16,718	685,311	28,475	49,494	16,447
Total current assets	1,100,480	43,448	129,819	47,525	1,185,200	28,613	55,257	32,700
Non-current assets
Other non-current assets	804,570	2,111	222,630	25,840	693,434	974	238,004	27,459
Investments, PP&E and intangible assets	6,482,292	6,324	8,428,567	457,578	6,277,550	2,423	7,927,881	484,406
Total non-current assets	7,286,862	8,435	8,651,197	483,418	6,970,984	3,397	8,165,885	511,865
Total Assets	8,387,342	51,883	8,781,016	530,943	8,156,184	32,010	8,221,142	544,565

Current liabilities
Borrowings and financing	422,793	4,350.0000	75,906		668,947	1,411	52,691
Other current liabilities	1,368,290	33,844	179,816	18,298	1,272,365	25,898	113,739	33,666
Total current liabilities	1,791,083	38,194	255,722	18,298	1,941,312	27,309	166,430	33,666
Non-current liabilities
Borrowings and financing	2,111,518	1,262	5,754,073		2,084,422		5,457,768
Other non-current liabilities	640,535	539	218,839	15,113	575,170		434	3,471
Total non-current liabilities	2,752,053	1,801	5,972,912	15,113	2,659,592		5,458,202	3,471
Shareholders’ equity	3,844,206	11,888	2,552,382	497,532	3,555,280	4,701	2,596,510	507,428
Total liabilities and shareholders’ equity	8,387,342	51,883	8,781,016	530,943	8,156,184	32,010	8,221,142	544,565

				01/01/2018 at 12/31/2018				01/01/2017 a 12/31/2017
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	CBSI	Transnordestina Logística	Itá Energética	MRS Logística	CBSI	Transnordestina Logística	Itá Energética
	34.94%	50.00%	46.30%	48.75%	34.94%	50.00%	46.30%	48.75%
Statements of Income
Net revenue	3,726,448	166,080		166,358	3,492,805	135,399		168,194
Cost of sales and services	(2,476,628)	(142,254)		(77,829)	(2,307,108)	(120,647)		(76,810)
Gross profit	1,249,820	23,826		88,529	1,185,697	14,752		91,384
Operating (expenses) income	(313,606)	(10,884)	(18,020)	(60,104)	(283,151)	(8,340)	(32,245)	(58,465)
Financial income (expenses), net	(151,839)	(179)	(26,103)	(126)	(187,295)	(1,004)	(13,938)	317
Income before income tax and social contribution	784,375	12,763	(44,123)	28,299	715,251	5,408	(46,183)	33,236
Current and deferred income tax and social contribution	(262,760)	(3,761)		(9,452)	(254,001)	(1,838)		(11,105)
(Loss) profit for the year, net	521,615	9,002	(44,123)	18,847	461,250	3,570	(46,183)	22,131

·       ITÁ ENERGÉTICA S.A. - (“ITASA”)

ITASA is a corporation established in July 1996 that was engaged to operate under a concession, the Itá Hydropower Plant (“UHE Itá”), with 1,450 MW of installed power, located on the Uruguay River, on the Santa Catarina and Rio Grande do Sul state border. The UHE Itá concession is shared with ENGIE Brasil Energia S.A., with CSN holding 48.75%.

·       MRS LOGÍSTICA S.A. (“MRS”)

With registered offices in the City of Rio de Janeiro-RJ, this subsidiary is engaged in public railroad transportation, on the basis of an onerous concession, on the domain routes of the Southeast Grid of the federal railroad network (Rede Ferroviária Federal S.A. – RFFSA), located in the Southeast (Rio de Janeiro, São Paulo and Belo Horizonte. The concession has a 30-year term as from December 1, 1996, extendable for an equal term by exclusive decision of the concession grantor.

MRS may further engage in services involving transportation modes related to railroad transportation and participate in projects aimed at expanding the railroad service concessions granted.

For performance of the services covered by the concession, MRS leased from RFFSA for the same concession period, the assets required for operation and maintenance of the freight railroad transportation activities. At the end of the concession, all the leased assets are to be transferred to the ownership of the railroad transportation operator designated at that time.

The Company had a direct equity interest of 18.64% in the capital stock of MRS and an indirect equity interest of 18.63% through its subsidiary CSN Mineração S.A., consequently the total participation is 34.94%.

·       CONSÓRCIO DA USINA HIDRELÉTRICA DE IGARAPAVA

The Igarapava Hydroelectric Power Plant is located on the Grande River, in the city of Conquista, MG, and has installed capacity of 210 MW. It consists of 5 bulb-type generating units.

CSN holds a 17.92% investment in the consortium, whose specific purpose is the distribution of electric power, which is made according to the percentage equity interest of each company.

The balance of property, plant and equipment less depreciation as of December 31, 2018 is R$23,596 (R$24,759 as of December 31, 2017) and the expense in 2018 amounted to R$5,827 (R$5,966 in 2017).

·       CBSI - COMPANHIA BRASILEIRA DE SERVIÇOS DE INFRAESTRUTURA (“CBSI”)

CBSI is the result of a joint venture between CSN and CKTR Brasil Ltda. Based in the city of Araucária, PR, CBSI is primarily engaged in providing services to CSN and other third-party entities, and can operate activities related to the refurbishment and maintenance of industrial machinery and equipment, construction maintenance, industrial cleaning, logistic preparation of products, among other activities. CSN holds a 50% interest.

·	TRANSNORDESTINA LOGÍSTICA S.A. (“TLSA”)

TLSA is primarily engaged in the public service operation and development of a railroad network in the Northeast of Brazil network, comprising the rail segments Missão Velha-Salgueiro, Salgueiro-Trindade, Trindade-Eliseu Martins, Salgueiro- Porto de Suape, and Missão Velha-Porto de Pecém sections (“Railway System II”).

It is in pre-operational phase and will remain so until the completion of Rail Network II. The approved schedule, which considered the completion of the work by January 2017, is currently under discussion with the responsible bodies, according described in the item 28.c. The Management of TLSA understands that new deadlines for project completion will not have material adverse effects on the expected return on investment.

During the year 2017, the others shareholders of TLSA subscribed 2,912,997 shares in amounting to R$153,253, diluting CSN on TLSA share capital to 46.30%. Therefore, due to the transactions described above and the participation change of the shareholders in the share capital of TLSA on 2017, the Company recognized a gain of R$2,814, recorded in equity in other comprehensive income.

The Management receives funds from its shareholders and third parties for completion of the works, according described in the item 28.c, which are expected to be available, based on agreements previously entered into and recent discussions between the involved parties. After analyzing this matter, Management concluded as adequate the use of the accounting base of the project’s going concern in the preparation of the financial statements for the year ended December 31, 2018.

TLSA performed an impairment test of its own long-live assets using the discount cash flow method and considered the main assumptions, as follows:

Measurement of recoverable value:

Cash Flow Projection	Until 2057
Gross Margin	Based on market studies to capture operations costs and loads, based on studies of market trends.
Estimated Costs	Costs based on studies and market trends.
Growth rate in perpetuity	Growth rate was not considered due to the projection model until the end of the concession.
Discount rate	Between 5.1% to 7.9% in real terms.

In addition, CSN, as an investor, performed an impairment test of its stake in TLSA, through TLSA ability to distribute dividends, methodology known as Dividend Discount Model, or DDM, to remunerate the capital invested by shareholders. In order to perform this test, some aspects were taken into account, such as:

·	The flow of dividends was obtained from the TLSA nominal cash flow;

·	The flow of dividends was calculated considering the annual percentages of participation, considering the dilutions of the CSN’s stakes due to the amortization of debts;

·	This flow of dividends was discounts at present value using cost of equity (Ke) embedded in the WACC rate of TLSA; and

·	This Ke obtained was the one calculated in the “rolling WACC” of TLSA.

Due to the sharing of investors risks, and by the fact that the asset that is being tested represents the cash-generating unit itself, which is equal to the legal entity, the risk determined by CSN Management is the same applied by TLSA when the evaluation of their own investments, not applying an additional risk fator to the model.

As a result, it was not necessary to recognize an impairment in the surplus-value of the investments in the year ended on December 31, 2018.

9.e) Additional information on indirect participation in abroad operations

·	STAHLWERK THÜRINGEN GMBH (“SWT”)

SWT was formed from the former industrial steel complex of Maxhütte, located in the Germany city of Unterwellenborn, which produces steel shapes used for construction in accordance with international quality standards.

Its main raw material is steel scrap; the Company has an installed production capacity of 1.1 million metric tons’ steel/year. The SWT is a wholly owned indirect subsidiary of CSN Steel S.L.U, a subsidiary of CSN.

·	COMPANHIA SIDERURGICA NACIONAL – LLC (“CSN LLC”)

Incorporated in 2001 with the assets and liabilities from the extinct Heartland Steel Inc., CSN LLC has an industrial plant in Terre Haute, Indiana State - USA, where the cold rolled and galvanized steel production lines are located, its installed production capacity is 800 thousand tons/year. CSN LLC is a wholly owned indirect subsidiary through CSN Steel S.L.U. after Merger, previously named CSN Americas S.L.U, a subsidiary of CSN.

On June 5, 2018 CSN LLC had its corporate name changed to "Heartland Steel Processing, LLC". On the same date, a new company was incorporated under the name "Companhia Siderúrgica Nacional, LLC", a wholly owned subsidiary of Heartland Steel Processing, LLC. On June 28, 2018, Companhia Siderúrgica Nacional, LLC., became a wholly-owned subsidiary of CSN Steel and, on June 29, 2018, Heartland Steel Processing, LLC was sold to Steel Dynamics, Inc for the base transaction price of R$400million.

The new "Companhia Siderúrgica Nacional, LLC" imports and comercializes steel products and maintains its activities in the United States.

·	LUSOSIDER AÇOS PLANOS S.A. (‘Lusosider’’)

Incorporated in 1996 in succession to Siderurgia Nacional (a company privatized by the Portuguese government that year), Lusosider is the only Portuguese company of the steel industry to produce cold rolled and galvanized anti-corrosion steel. Based in Paio Pires, The Lusosider has an installed capacity of about 550,000 tons / year to produce four large groups of steel products: galvanized sheet, cold rolled sheet, pickled and oiled plate. The products are manufactured by Lusosider and may be used in the packaging industry, construction (pipes and metallic structures) and in home appliance components.

9.f) Other investments

·       PANATLÂNTICA S. A. (“Panatlântica”)

Panatlântica is a publicly-held company, headquartered in the city of Gravataí, State of Rio Grande do Sul, engaged in the manufacturing, trade, import, export and processing of steel and ferrous or non-ferrous metals, coated or not. This investment is classified as fair value through profit or loss, recognizing changes in fair value in profit or loss.

The Company currently holds 11.31% (11.33% as of December 31, 2017) of Panatlântica’s total share capital.

·       USINAS SIDERURGICAS DE MINAS GERAIS S.A. – USIMINAS (“USIMINAS”)

Usiminas, headquartered in Belo Horizonte, State of Minas Gerais, is engaged in steel and related operations. Usiminas produces flat rolled steel in the Intendente Câmara and José Bonifácio de Andrada e Silva plants, located in Ipatinga, Minas Gerais, and Cubatão, São Paulo, respectively, the final product is sold in the domestic and foreign market. Usiminas also exploits iron ore mines located in Itaúna, Minas Gerais, to meet its verticalization and production cost optimization strategies. Usiminas also has service and distribution centers located in several regions of Brazil, and the Cubatão, São Paulo, and Praia Mole in Espírito Santo, all centers are located in strategic locations for the shipment of its production.

On April 9, 2014, the Administrative Council for Economic Defense (CADE - Conselho Administrativo de Defesa Econômica) issued its decision on the matter about the Usiminas shares held by CSN signing a Performance Commitment Agreement), also called TCD, between CADE and CSN. Under the terms of the decision of CADE and TCD, CSN must reduce its interest in USIMINAS, within a specified period. The deadline and percentage reduction are confidential. In addition, the political rights in Usiminas will continue suspended until the Company reaches the limits established in the TCD.

In February 2018, were sold 3,136,100 of preferred shares (USIM5) in the amount of R$ 39,377, by the exclusive fund “VR1 - Multi-Credit Private Investment Fund.

As of December 31, 2018 and 2017, the Company’s interest in Usiminas’s capital was 15.19% in common shares and 20.29% (20.86% as of December 31,2017) in preferred shares.

USIMINAS is listed on the São Paulo Stock Exchange (“B3 S.A.- Brasil, Bolsa, Balcão”: USIM3 and USIM5).

• ARVEDI METALFER DO BRASIL S.A. (“Arvedi”)

Arvedi, headquartered in Salto, State of São Paulo, is engaged in pipe production. As of December 31, 2018 and 2017 CSN held 20.00% of Arvedi’s share capital.